John Hancock
Multimanager Lifestyle Portfolios
Quarterly portfolio holdings 3/31/2022

Portfolios’ investments
Subadvisors of Affiliated Underlying Funds
Allianz Global Investors U.S. LLC	(Allianz)
Allspring Global Investments, LLC	(Allspring Investments)
Axiom International Investors LLC	(Axiom)
BCSF Advisors, LP (Bain Capital Credit)	(Bain Capital)
Boston Partners Global Investors, Inc.	(Boston Partners)
Dimensional Fund Advisors LP	(DFA)
Epoch Investment Partners, Inc.	(Epoch)
First Quadrant, LLC	(First Quadrant)
Graham Capital Management, L.P.	(Graham)
Jennison Associates LLC	(Jennison)
Manulife Investment Management (North America) Limited	(MIM NA)
Manulife Investment Management (US) LLC	(MIM US)
Pictet Asset Management SA	(Pictet)
Redwood Investments, LLC	(Redwood)
T. Rowe Price Associates, Inc.	(T. Rowe Price)
Wellington Management Company, LLP	(Wellington)
MULTIMANAGER LIFESTYLE AGGRESSIVE PORTFOLIO

As of 3-31-22 (unaudited)
	Shares or Principal Amount	Value
AFFILIATED INVESTMENT COMPANIES (A) - 99.1%
Equity - 90.4%
Blue Chip Growth, Class NAV, JHF II (T. Rowe Price)	4,485,290	$222,470,371
Capital Appreciation, Class NAV, JHF II (Jennison)	7,108,075	105,483,826
Capital Appreciation Value, Class NAV, JHF II (T. Rowe Price)	7,660,001	77,825,608
Disciplined Value, Class NAV, JHF III (Boston Partners)	7,777,857	183,790,770
Disciplined Value International, Class NAV, JHIT (Boston Partners)	13,492,626	187,277,654
Emerging Markets Equity, Class NAV, JHIT (MIM US) (B)	20,922,257	218,637,589
Equity Income, Class NAV, JHF II (T. Rowe Price)	13,524,622	293,754,784
Financial Industries, Class NAV, JHIT II (MIM US) (B)	2,969,433	55,409,611
Fundamental Large Cap Core, Class NAV, JHIT (MIM US) (B)	3,940,384	278,821,579
Global Equity, Class NAV, JHF II (MIM US) (B)	3,137,395	37,962,475
Global Thematic Opportunities, Class NAV, JHIT (Pictet)	6,336,940	78,261,213
International Dynamic Growth, Class NAV, JHIT (Axiom)	3,845,889	42,150,949
International Growth, Class NAV, JHF III (Wellington)	3,286,118	98,846,419
International Small Company, Class NAV, JHF II (DFA)	10,154,133	111,797,002
International Strategic Equity Allocation, Class NAV, JHF II (MIM US) (B)	30,201,803	299,903,904
Mid Cap Growth, Class NAV, JHIT (Wellington)	10,984,930	189,929,439
Mid Value, Class NAV, JHF II (T. Rowe Price)	14,163,044	276,745,875
Multifactor Emerging Markets ETF, JHETF (DFA)	2,676,921	73,936,558
Small Cap Core, Class NAV, JHIT (MIM US) (B)	7,776,672	128,081,783
Small Cap Growth, Class NAV, JHF II (Redwood)	4,433,473	75,457,705
Small Cap Value, Class NAV, JHF II (Wellington)	4,663,033	103,146,291
U.S. Sector Rotation, Class NAV, JHF II (MIM US) (B)	19,803,652	194,669,899
Fixed income - 0.7%
Emerging Markets Debt, Class NAV, JHF II (MIM US) (B)	2,228,956	18,455,757
High Yield, Class NAV, JHBT (MIM US) (B)	2,881,613	9,394,059
Alternative and specialty - 8.0%
Diversified Macro, Class NAV, JHIT (Graham)	3,906,595	38,284,626
Diversified Real Assets, Class NAV, JHIT (MIM NA/Wellington) (B)	13,219,177	175,550,668
Health Sciences, Class NAV, JHF II (T. Rowe Price)	10,508,435	54,433,694
Science & Technology, Class NAV, JHF II (T. Rowe Price/Allianz)	15,403,324	26,031,617
2	JOHN HANCOCK MULTIMANAGER LIFESTYLE PORTFOLIOS | QUARTERLY REPORT	SEE NOTES TO PORTFOLIOS’ INVESTMENTS

MULTIMANAGER LIFESTYLE AGGRESSIVE PORTFOLIO (continued)

	Shares or Principal Amount	Value

TOTAL AFFILIATED INVESTMENT COMPANIES (Cost $2,875,013,048)		$3,656,511,725
COMMON STOCKS - 0.0%
Energy - 0.0%
Sakari Resources, Ltd. (C)(D)(E)	215,623	$186,137

TOTAL COMMON STOCKS (Cost $91,715)		$186,137
U.S. GOVERNMENT AND AGENCY OBLIGATIONS - 0.9%
U.S. Government - 0.9%
U.S. Treasury STRIPS, PO, 2.393%, 11/15/2048	$18,499,000	9,763,996
U.S. Treasury STRIPS, PO, 2.411%, 08/15/2051	10,545,000	5,184,479
U.S. Treasury STRIPS, PO, 2.475%, 05/15/2050	25,849,000	12,865,679
U.S. Treasury STRIPS, PO, 2.530%, 05/15/2047	8,925,000	4,720,864

TOTAL U.S. GOVERNMENT AND AGENCY OBLIGATIONS (Cost $33,515,497)		$32,535,018
SHORT-TERM INVESTMENTS - 0.0%
Short-term funds - 0.0%
State Street Institutional U.S. Government Money Market Fund, Premier Class, 0.3058% (F)	1,175	1,175

TOTAL SHORT-TERM INVESTMENTS (Cost $1,175)		$1,175
Total investments (Cost $2,908,621,435) - 100.0%		$3,689,234,055
Other assets and liabilities, net - 0.0%		177,905
TOTAL NET ASSETS - 100.0%		$3,689,411,960
MULTIMANAGER LIFESTYLE GROWTH PORTFOLIO

As of 3-31-22 (unaudited)
	Shares or Principal Amount	Value
AFFILIATED INVESTMENT COMPANIES (A) - 96.2%
Equity - 75.0%
Blue Chip Growth, Class NAV, JHF II (T. Rowe Price)	10,225,709	$507,195,189
Capital Appreciation, Class NAV, JHF II (Jennison)	17,988,772	266,953,379
Capital Appreciation Value, Class NAV, JHF II (T. Rowe Price)	37,394,290	379,925,984
Disciplined Value, Class NAV, JHF III (Boston Partners)	18,117,166	428,108,635
Disciplined Value International, Class NAV, JHIT (Boston Partners)	30,714,459	426,316,689
Emerging Markets Equity, Class NAV, JHIT (MIM US) (B)	38,004,670	397,148,802
Equity Income, Class NAV, JHF II (T. Rowe Price)	30,829,010	669,606,092
Financial Industries, Class NAV, JHIT II (MIM US) (B)	6,956,487	129,808,056
MULTIMANAGER LIFESTYLE GROWTH PORTFOLIO (continued)

	Shares or Principal Amount	Value
Equity - (continued)
Fundamental Global Franchise, Class NAV, JHF II (MIM US) (B)	10,379,644	$126,424,065
Fundamental Large Cap Core, Class NAV, JHIT (MIM US) (B)	7,122,955	504,020,302
Global Equity, Class NAV, JHF II (MIM US) (B)	13,373,369	161,817,761
Global Thematic Opportunities, Class NAV, JHIT (Pictet)	13,757,401	169,903,901
International Dynamic Growth, Class NAV, JHIT (Axiom)	8,626,818	94,549,930
International Growth, Class NAV, JHF III (Wellington)	6,670,546	200,650,010
International Small Company, Class NAV, JHF II (DFA)	22,687,533	249,789,743
International Strategic Equity Allocation, Class NAV, JHF II (MIM US) (B)	68,536,603	680,568,473
Mid Cap Growth, Class NAV, JHIT (Wellington)	24,729,057	427,565,400
Mid Value, Class NAV, JHF II (T. Rowe Price)	32,276,974	630,692,068
Multifactor Emerging Markets ETF, JHETF (DFA)	6,925,577	191,284,437
Small Cap Core, Class NAV, JHIT (MIM US) (B)	18,324,316	301,801,485
Small Cap Growth, Class NAV, JHF II (Redwood)	8,749,331	148,913,612
Small Cap Value, Class NAV, JHF II (Wellington)	10,076,581	222,893,966
U.S. Sector Rotation, Class NAV, JHF II (MIM US) (B)	42,744,977	420,183,127
Fixed income - 14.1%
Bond, Class NAV, JHSB (MIM US) (B)	36,949,401	556,088,478
Emerging Markets Debt, Class NAV, JHF II (MIM US) (B)	24,203,962	200,408,809
Floating Rate Income, Class NAV, JHF II (Bain Capital)	25,969,815	210,355,502
High Yield, Class NAV, JHBT (MIM US) (B)	51,345,954	167,387,810
Strategic Income Opportunities, Class NAV, JHF II (MIM US) (B)	29,723,543	314,475,082
Alternative and specialty - 7.1%
Absolute Return Currency, Class NAV, JHF II (First Quadrant) (E)	7,929,034	73,581,439
Diversified Macro, Class NAV, JHIT (Graham)	8,230,931	80,663,124
Diversified Real Assets, Class NAV, JHIT (MIM NA/Wellington) (B)	29,474,665	391,423,550
Health Sciences, Class NAV, JHF II (T. Rowe Price)	24,462,014	126,713,233
Science & Technology, Class NAV, JHF II (T. Rowe Price/Allianz)	36,762,235	62,128,178

TOTAL AFFILIATED INVESTMENT COMPANIES (Cost $8,144,266,102)		$9,919,346,311
COMMON STOCKS - 0.0%
Energy - 0.0%
Sakari Resources, Ltd. (C)(D)(E)	489,868	422,873

TOTAL COMMON STOCKS (Cost $208,370)		$422,873
SEE NOTES TO PORTFOLIOS’ INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK MULTIMANAGER LIFESTYLE PORTFOLIOS	3

MULTIMANAGER LIFESTYLE GROWTH PORTFOLIO (continued)

	Shares or Principal Amount	Value

U.S. GOVERNMENT AND AGENCY OBLIGATIONS - 3.8%
U.S. Government - 3.8%
U.S. Treasury Inflation Protected Security, 0.125%, 07/15/2024	$59,230,180	$62,156,983
U.S. Treasury Inflation Protected Security, 0.125%, 04/15/2025	71,894,405	75,146,504
U.S. Treasury Inflation Protected Security, 0.125%, 04/15/2026	38,197,454	39,925,292
U.S. Treasury STRIPS, PO, 2.393%, 11/15/2048	120,986,000	63,857,876
U.S. Treasury STRIPS, PO, 2.411%, 08/15/2051	69,658,000	34,247,550
U.S. Treasury STRIPS, PO, 2.475%, 05/15/2050	169,072,000	84,151,267
U.S. Treasury STRIPS, PO, 2.530%, 05/15/2047	58,924,000	31,167,750

TOTAL U.S. GOVERNMENT AND AGENCY OBLIGATIONS (Cost $403,325,976)		$390,653,222
SHORT-TERM INVESTMENTS - 0.0%
Short-term funds - 0.0%
State Street Institutional U.S. Government Money Market Fund, Premier Class, 0.3058% (F)	1,396	1,396

TOTAL SHORT-TERM INVESTMENTS (Cost $1,396)		$1,396
Total investments (Cost $8,547,801,844) - 100.0%		$10,310,423,802
Other assets and liabilities, net - 0.0%		714,362
TOTAL NET ASSETS - 100.0%		$10,311,138,164
MULTIMANAGER LIFESTYLE BALANCED PORTFOLIO

As of 3-31-22 (unaudited)
	Shares or Principal Amount	Value
AFFILIATED INVESTMENT COMPANIES (A) - 92.1%
Equity - 56.0%
Blue Chip Growth, Class NAV, JHF II (T. Rowe Price)	6,538,512	$324,310,215
Capital Appreciation, Class NAV, JHF II (Jennison)	10,267,725	152,373,032
Capital Appreciation Value, Class NAV, JHF II (T. Rowe Price)	39,796,767	404,335,154
Disciplined Value, Class NAV, JHF III (Boston Partners)	10,898,650	257,535,104
Disciplined Value International, Class NAV, JHIT (Boston Partners)	23,653,004	328,303,691
Emerging Markets Equity, Class NAV, JHIT (MIM US) (B)	22,327,358	233,320,893
Equity Income, Class NAV, JHF II (T. Rowe Price)	18,545,374	402,805,525
Financial Industries, Class NAV, JHIT II (MIM US) (B)	5,131,913	95,761,503
Fundamental Global Franchise, Class NAV, JHF II (MIM US) (B)	9,634,673	117,350,317
MULTIMANAGER LIFESTYLE BALANCED PORTFOLIO (continued)

	Shares or Principal Amount	Value
Equity - (continued)
Fundamental Large Cap Core, Class NAV, JHIT (MIM US) (B)	4,174,060	$295,356,469
Global Equity, Class NAV, JHF II (MIM US) (B)	15,195,062	183,860,254
Global Shareholder Yield, Class NAV, JHF III (Epoch)	4,203,018	49,091,248
Global Thematic Opportunities, Class NAV, JHIT (Pictet)	7,269,524	89,778,626
International Dynamic Growth, Class NAV, JHIT (Axiom)	6,439,082	70,572,337
International Growth, Class NAV, JHF III (Wellington)	5,249,431	157,902,871
International Small Company, Class NAV, JHF II (DFA)	12,245,070	134,818,223
International Strategic Equity Allocation, Class NAV, JHF II (MIM US) (B)	42,876,182	425,760,491
Mid Cap Growth, Class NAV, JHIT (Wellington)	16,476,123	284,872,173
Mid Value, Class NAV, JHF II (T. Rowe Price)	21,523,054	420,560,471
Multifactor Emerging Markets ETF, JHETF (DFA)	4,349,732	120,139,598
Small Cap Core, Class NAV, JHIT (MIM US) (B)	11,559,330	190,382,160
Small Cap Growth, Class NAV, JHF II (Redwood)	6,085,490	103,575,043
Small Cap Value, Class NAV, JHF II (Wellington)	7,103,229	157,123,419
U.S. Sector Rotation, Class NAV, JHF II (MIM US) (B)	38,408,724	377,557,756
Fixed income - 29.4%
Bond, Class NAV, JHSB (MIM US) (B)	55,530,056	835,727,345
Core Bond, Class NAV, JHF II (Allspring Investments)	7,996,575	96,198,793
Emerging Markets Debt, Class NAV, JHF II (MIM US) (B)	40,642,819	336,522,544
Floating Rate Income, Class NAV, JHF II (Bain Capital)	43,677,597	353,788,537
High Yield, Class NAV, JHBT (MIM US) (B)	94,888,568	309,336,731
Short Duration Bond, Class NAV, JHBT (MIM US) (B)	18,784,412	180,706,039
Strategic Income Opportunities, Class NAV, JHF II (MIM US) (B)	66,944,540	708,273,229
Alternative and specialty - 6.7%
Absolute Return Currency, Class NAV, JHF II (First Quadrant) (E)	9,727,125	90,267,724
Diversified Macro, Class NAV, JHIT (Graham)	10,025,568	98,250,563
Diversified Real Assets, Class NAV, JHIT (MIM NA/Wellington) (B)	19,965,796	265,145,770
Health Sciences, Class NAV, JHF II (T. Rowe Price)	18,763,520	97,195,033
Multi-Asset High Income, Class NAV, JHF II (MIM US) (B)	4,919,947	49,101,068
Science & Technology, Class NAV, JHF II (T. Rowe Price/Allianz)	26,400,031	44,616,053

TOTAL AFFILIATED INVESTMENT COMPANIES (Cost $7,622,359,218)		$8,842,576,002
4	JOHN HANCOCK MULTIMANAGER LIFESTYLE PORTFOLIOS | QUARTERLY REPORT	SEE NOTES TO PORTFOLIOS’ INVESTMENTS

MULTIMANAGER LIFESTYLE BALANCED PORTFOLIO (continued)

	Shares or Principal Amount	Value

COMMON STOCKS - 0.0%
Energy - 0.0%
Sakari Resources, Ltd. (C)(D)(E)	303,543	$262,032

TOTAL COMMON STOCKS (Cost $129,113)		$262,032
U.S. GOVERNMENT AND AGENCY OBLIGATIONS - 7.9%
U.S. Government - 7.9%
U.S. Treasury Inflation Protected Security, 0.125%, 07/15/2024	$113,628,018	119,242,840
U.S. Treasury Inflation Protected Security, 0.125%, 04/15/2025	137,916,772	144,155,351
U.S. Treasury Inflation Protected Security, 0.125%, 04/15/2026	73,072,100	76,377,471
U.S. Treasury STRIPS, PO, 2.393%, 11/15/2048	237,127,000	125,158,502
U.S. Treasury STRIPS, PO, 2.411%, 08/15/2051	136,422,000	67,072,257
U.S. Treasury STRIPS, PO, 2.475%, 05/15/2050	331,376,000	164,933,934
U.S. Treasury STRIPS, PO, 2.530%, 05/15/2047	115,402,000	61,041,692

TOTAL U.S. GOVERNMENT AND AGENCY OBLIGATIONS (Cost $782,843,920)		$757,982,047
SHORT-TERM INVESTMENTS - 0.0%
Short-term funds - 0.0%
State Street Institutional U.S. Government Money Market Fund, Premier Class, 0.3058% (F)	297,735	297,735

TOTAL SHORT-TERM INVESTMENTS (Cost $297,735)		$297,735
Total investments (Cost $8,405,629,986) - 100.0%		$9,601,117,816
Other assets and liabilities, net - 0.0%		891,605
TOTAL NET ASSETS - 100.0%		$9,602,009,421
MULTIMANAGER LIFESTYLE MODERATE PORTFOLIO

As of 3-31-22 (unaudited)
	Shares or Principal Amount	Value
AFFILIATED INVESTMENT COMPANIES (A) - 91.8%
Equity - 38.0%
Blue Chip Growth, Class NAV, JHF II (T. Rowe Price)	1,137,333	$56,411,731
Capital Appreciation, Class NAV, JHF II (Jennison)	1,760,571	26,126,879
Capital Appreciation Value, Class NAV, JHF II (T. Rowe Price)	11,850,010	120,396,098
Disciplined Value, Class NAV, JHF III (Boston Partners)	2,056,699	48,599,803
Disciplined Value International, Class NAV, JHIT (Boston Partners)	4,060,649	56,361,812
Emerging Markets Equity, Class NAV, JHIT (MIM US) (B)	2,530,066	26,439,188
MULTIMANAGER LIFESTYLE MODERATE PORTFOLIO (continued)

	Shares or Principal Amount	Value
Equity - (continued)
Equity Income, Class NAV, JHF II (T. Rowe Price)	3,500,118	$76,022,554
Fundamental Global Franchise, Class NAV, JHF II (MIM US) (B)	2,819,544	34,342,043
Fundamental Large Cap Core, Class NAV, JHIT (MIM US) (B)	820,791	58,079,171
Global Equity, Class NAV, JHF II (MIM US) (B)	4,960,959	60,027,605
Global Shareholder Yield, Class NAV, JHF III (Epoch)	2,986,909	34,887,101
International Growth, Class NAV, JHF III (Wellington)	1,565,962	47,104,139
International Small Company, Class NAV, JHF II (DFA)	2,153,480	23,709,818
International Strategic Equity Allocation, Class NAV, JHF II (MIM US) (B)	9,816,185	97,474,719
Mid Cap Growth, Class NAV, JHIT (Wellington)	3,623,735	62,654,386
Mid Value, Class NAV, JHF II (T. Rowe Price)	3,862,337	75,470,056
Multifactor Emerging Markets ETF, JHETF (DFA)	1,012,446	27,963,759
Small Cap Core, Class NAV, JHIT (MIM US) (B)	646,221	10,643,256
Small Cap Growth, Class NAV, JHF II (Redwood)	1,561,407	26,575,143
Small Cap Value, Class NAV, JHF II (Wellington)	1,411,877	31,230,719
U.S. Sector Rotation, Class NAV, JHF II (MIM US) (B)	7,039,275	69,196,073
Fixed income - 47.5%
Bond, Class NAV, JHSB (MIM US) (B)	22,844,151	343,804,477
Core Bond, Class NAV, JHF II (Allspring Investments)	18,595,862	223,708,224
Emerging Markets Debt, Class NAV, JHF II (MIM US) (B)	17,192,472	142,353,672
Floating Rate Income, Class NAV, JHF II (Bain Capital)	18,282,986	148,092,185
High Yield, Class NAV, JHBT (MIM US) (B)	41,276,591	134,561,685
Short Duration Bond, Class NAV, JHBT (MIM US) (B)	10,775,427	103,659,607
Strategic Income Opportunities, Class NAV, JHF II (MIM US) (B)	22,833,654	241,580,059
Alternative and specialty - 6.3%
Absolute Return Currency, Class NAV, JHF II (First Quadrant) (E)	3,595,425	33,365,544
Diversified Macro, Class NAV, JHIT (Graham)	3,628,754	35,561,786
Diversified Real Assets, Class NAV, JHIT (MIM NA/Wellington) (B)	3,860,142	51,262,679
Infrastructure, Class NAV, JHIT (Wellington)	985,775	14,165,587
Multi-Asset High Income, Class NAV, JHF II (MIM US) (B)	4,280,451	42,718,899

TOTAL AFFILIATED INVESTMENT COMPANIES (Cost $2,386,652,612)		$2,584,550,457
COMMON STOCKS - 0.0%
Energy - 0.0%
Sakari Resources, Ltd. (C)(D)(E)	50,910	43,948
SEE NOTES TO PORTFOLIOS’ INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK MULTIMANAGER LIFESTYLE PORTFOLIOS	5

MULTIMANAGER LIFESTYLE MODERATE PORTFOLIO (continued)

	Shares or Principal Amount	Value

TOTAL COMMON STOCKS (Cost $21,655)		$43,948
U.S. GOVERNMENT AND AGENCY OBLIGATIONS - 8.2%
U.S. Government - 8.2%
U.S. Treasury Inflation Protected Security, 0.125%, 07/15/2024	$49,969,623	$52,438,825
U.S. Treasury Inflation Protected Security, 0.125%, 04/15/2025	60,648,815	63,392,226
U.S. Treasury Inflation Protected Security, 0.125%, 04/15/2026	32,068,859	33,519,474
U.S. Treasury STRIPS, PO, 2.393%, 11/15/2048	45,845,000	24,197,546
U.S. Treasury STRIPS, PO, 2.411%, 08/15/2051	26,183,000	12,872,945
U.S. Treasury STRIPS, PO, 2.475%, 05/15/2050	64,066,000	31,887,214
U.S. Treasury STRIPS, PO, 2.530%, 05/15/2047	22,156,000	11,719,379

TOTAL U.S. GOVERNMENT AND AGENCY OBLIGATIONS (Cost $237,827,450)		$230,027,609
SHORT-TERM INVESTMENTS - 0.0%
Short-term funds - 0.0%
State Street Institutional U.S. Government Money Market Fund, Premier Class, 0.3058% (F)	174,444	174,444

TOTAL SHORT-TERM INVESTMENTS (Cost $174,444)		$174,444
Total investments (Cost $2,624,676,161) - 100.0%		$2,814,796,458
Other assets and liabilities, net - 0.0%		752,883
TOTAL NET ASSETS - 100.0%		$2,815,549,341
MULTIMANAGER LIFESTYLE CONSERVATIVE PORTFOLIO

As of 3-31-22 (unaudited)
	Shares or Principal Amount	Value
AFFILIATED INVESTMENT COMPANIES (A) - 91.0%
Equity - 18.5%
Blue Chip Growth, Class NAV, JHF II (T. Rowe Price)	406,722	$20,173,425
Capital Appreciation Value, Class NAV, JHF II (T. Rowe Price)	4,794,428	48,711,392
Disciplined Value, Class NAV, JHF III (Boston Partners)	511,802	12,093,882
Disciplined Value International, Class NAV, JHIT (Boston Partners)	1,545,248	21,448,043
Emerging Markets Equity, Class NAV, JHIT (MIM US) (B)	2,173,139	22,709,297
Equity Income, Class NAV, JHF II (T. Rowe Price)	876,121	19,029,349
Fundamental Global Franchise, Class NAV, JHF II (MIM US) (B)	1,389,721	16,926,805
Fundamental Large Cap Core, Class NAV, JHIT (MIM US) (B)	159,067	11,255,582
MULTIMANAGER LIFESTYLE CONSERVATIVE PORTFOLIO (continued)

	Shares or Principal Amount	Value
Equity - (continued)
Global Equity, Class NAV, JHF II (MIM US) (B)	1,937,279	$23,441,075
Global Shareholder Yield, Class NAV, JHF III (Epoch)	1,260,848	14,726,700
International Growth, Class NAV, JHF III (Wellington)	645,940	19,429,875
International Strategic Equity Allocation, Class NAV, JHF II (MIM US) (B)	6,080,368	60,378,057
Mid Cap Growth, Class NAV, JHIT (Wellington)	1,430,258	24,729,159
Mid Value, Class NAV, JHF II (T. Rowe Price)	1,587,807	31,025,758
Small Cap Growth, Class NAV, JHF II (Redwood)	1,188,469	20,227,744
Small Cap Value, Class NAV, JHF II (Wellington)	1,063,984	23,535,336
U.S. Sector Rotation, Class NAV, JHF II (MIM US) (B)	2,825,950	27,779,087
Fixed income - 66.0%
Bond, Class NAV, JHSB (MIM US) (B)	26,807,764	403,456,848
Core Bond, Class NAV, JHF II (Allspring Investments)	24,381,090	293,304,512
Emerging Markets Debt, Class NAV, JHF II (MIM US) (B)	18,721,785	155,016,382
Floating Rate Income, Class NAV, JHF II (Bain Capital)	19,509,731	158,028,818
High Yield, Class NAV, JHBT (MIM US) (B)	43,783,959	142,735,706
Short Duration Bond, Class NAV, JHBT (MIM US) (B)	11,666,128	112,228,147
Strategic Income Opportunities, Class NAV, JHF II (MIM US) (B)	21,399,472	226,406,411
Alternative and specialty - 6.5%
Absolute Return Currency, Class NAV, JHF II (First Quadrant) (E)	6,588,098	61,137,551
Infrastructure, Class NAV, JHIT (Wellington)	2,738,799	39,356,539
Multi-Asset High Income, Class NAV, JHF II (MIM US) (B)	4,540,373	45,312,923

TOTAL AFFILIATED INVESTMENT COMPANIES (Cost $2,032,601,681)		$2,054,604,403
U.S. GOVERNMENT AND AGENCY OBLIGATIONS - 9.0%
U.S. Government - 9.0%
U.S. Treasury Inflation Protected Security, 0.125%, 07/15/2024	$68,153,136	71,520,860
U.S. Treasury Inflation Protected Security, 0.125%, 04/15/2025	82,719,638	86,461,409
U.S. Treasury Inflation Protected Security, 0.125%, 04/15/2026	43,661,873	45,636,891

TOTAL U.S. GOVERNMENT AND AGENCY OBLIGATIONS (Cost $210,832,997)		$203,619,160
SHORT-TERM INVESTMENTS - 0.0%
Short-term funds - 0.0%
State Street Institutional U.S. Government Money Market Fund, Premier Class, 0.3058% (F)	1,141	1,141
6	JOHN HANCOCK MULTIMANAGER LIFESTYLE PORTFOLIOS | QUARTERLY REPORT	SEE NOTES TO PORTFOLIOS’ INVESTMENTS

MULTIMANAGER LIFESTYLE CONSERVATIVE PORTFOLIO (continued)

Shares or Principal Amount	Value

TOTAL SHORT-TERM INVESTMENTS (Cost $1,141)	$1,141
Total investments (Cost $2,243,435,819) - 100.0%	$2,258,224,704
Other assets and liabilities, net - 0.0%	284,470
TOTAL NET ASSETS - 100.0%	$2,258,509,174
Percentages are based upon net assets.
Security Abbreviations and Legend
JHBT	John Hancock Bond Trust
JHETF	John Hancock Exchange-Traded Fund Trust
JHF II	John Hancock Funds II
JHF III	John Hancock Funds III
JHIT	John Hancock Investment Trust
JHIT II	John Hancock Investment Trust II
JHSB	John Hancock Sovereign Bond Fund
PO	Principal-Only Security - (Principal Tranche of Stripped Security). Rate shown is the annualized yield on date of purchase.
STRIPS	Separate Trading of Registered Interest and Principal Securities
(A)	The underlying funds’ subadvisor is shown parenthetically.
(B)	The subadvisor is an affiliate of the advisor.
(C)	Restricted security as to resale.
(D)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(E)	Non-income producing.
(F)	The rate shown is the annualized seven-day yield as of 3-31-22.
SEE NOTES TO PORTFOLIOS’ INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK MULTIMANAGER LIFESTYLE PORTFOLIOS	7

Notes to Portfolios’ investments (unaudited)
Security valuation. Investments are stated at value as of the scheduled close of regular trading on the New York Stock Exchange (NYSE), normally at 4:00 P.M., Eastern Time. In case of emergency or other disruption resulting in the NYSE not opening for trading or the NYSE closing at a time other than the regularly scheduled close, the net asset value (NAV) may be determined as of the regularly scheduled close of the NYSE pursuant to the portfolios’ Valuation Policies and Procedures.
In order to value the securities, the portfolios use the following valuation techniques: Investments in affiliated underlying funds and other open-end mutual funds are valued at their respective NAVs each business day. Equity securities, including exchange-traded or closed-end funds, are typically valued at the last sale price or official closing price on the exchange or principal market where the security trades. In the event there were no sales during the day or closing prices are not available, the securities are valued using the last available bid price. Debt obligations are typically valued based on evaluated prices provided by an independent pricing vendor. Independent pricing vendors utilize matrix pricing, which takes into account factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data, as well as broker supplied prices.
In certain instances, the Pricing Committee may determine to value equity securities using prices obtained from another exchange or market if trading on the exchange or market on which prices are typically obtained did not open for trading as scheduled, or if trading closed earlier than scheduled, and trading occurred as normal on another exchange or market.
Other portfolio securities and assets, for which reliable market quotations are not readily available, are valued at fair value as determined in good faith by the portfolios’ Pricing Committee following procedures established by the Board of Trustees. The frequency with which these fair valuation procedures are used cannot be predicted and fair value of securities may differ significantly from the value that would have been used had a ready market for such securities existed.
The portfolios use a three-tier hierarchy to prioritize the pricing assumptions, referred to as inputs, used in valuation techniques to measure fair value. Level 1 includes securities valued using quoted prices in active markets for identical securities, including registered investment companies. Level 2 includes securities valued using other significant observable inputs. Observable inputs may include quoted prices for similar securities, interest rates, prepayment speeds and credit risk. Prices for securities valued using these inputs are received from independent pricing vendors and brokers and are based on an evaluation of the inputs described. Level 3 includes securities valued using significant unobservable inputs when market prices are not readily available or reliable, including the portfolios’ own assumptions in determining the fair value of investments. Factors used in determining value may include market or issuer specific events or trends, changes in interest rates and credit quality. The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Changes in valuation techniques and related inputs may result in transfers into or out of an assigned level within the disclosure hierarchy.
The following is a summary of the values by input classification of the portfolios’ investments as of March 31, 2022, by major security category or type:
	Total value at 3-31-22	Level 1 quoted price	Level 2 significant observable inputs	Level 3 significant unobservable inputs
Multimanager Lifestyle Aggressive Portfolio
Investments in securities:
Assets
Affiliated investment companies	$3,656,511,725	$3,656,511,725	—	—
Common stocks	186,137	—	—	$186,137
U.S. Government and Agency obligations	32,535,018	—	$32,535,018	—
Short-term investments	1,175	1,175	—	—
Total investments in securities	$3,689,234,055	$3,656,512,900	$32,535,018	$186,137

Multimanager Lifestyle Growth Portfolio
Investments in securities:
Assets
Affiliated investment companies	$9,919,346,311	$9,919,346,311	—	—
Common stocks	422,873	—	—	$422,873
U.S. Government and Agency obligations	390,653,222	—	$390,653,222	—
Short-term investments	1,396	1,396	—	—
Total investments in securities	$10,310,423,802	$9,919,347,707	$390,653,222	$422,873

Multimanager Lifestyle Balanced Portfolio
Investments in securities:
Assets
Affiliated investment companies	$8,842,576,002	$8,842,576,002	—	—
Common stocks	262,032	—	—	$262,032
U.S. Government and Agency obligations	757,982,047	—	$757,982,047	—
Short-term investments	297,735	297,735	—	—
Total investments in securities	$9,601,117,816	$8,842,873,737	$757,982,047	$262,032

8	|

	Total value at 3-31-22	Level 1 quoted price	Level 2 significant observable inputs	Level 3 significant unobservable inputs
Multimanager Lifestyle Moderate Portfolio
Investments in securities:
Assets
Affiliated investment companies	$2,584,550,457	$2,584,550,457	—	—
Common stocks	43,948	—	—	$43,948
U.S. Government and Agency obligations	230,027,609	—	$230,027,609	—
Short-term investments	174,444	174,444	—	—
Total investments in securities	$2,814,796,458	$2,584,724,901	$230,027,609	$43,948

Multimanager Lifestyle Conservative Portfolio
Investments in securities:
Assets
Affiliated investment companies	$2,054,604,403	$2,054,604,403	—	—
U.S. Government and Agency obligations	203,619,160	—	$203,619,160	—
Short-term investments	1,141	1,141	—	—
Total investments in securities	$2,258,224,704	$2,054,605,544	$203,619,160	—
Investment in affiliated underlying funds. The portfolios invest primarily in affiliated underlying funds that are managed by the Advisor and its affiliates. The portfolios do not invest in the affiliated underlying funds for the purpose of exercising management or control; however, the portfolios’ investment may represent a significant portion of each underlying funds’ net assets.
Information regarding the portfolios’ fiscal year to date purchases and sales of the affiliated underlying funds as well as income and capital gains earned by the portfolios, if any, is as follows:
							Dividends and distributions
Affiliate	Ending share amount	Beginning value	Cost of purchases	Proceeds from shares sold	Realized gain (loss)	Change in unrealized appreciation (depreciation)	Income distributions received	Capital gain distributions received	Ending value
Multimanager Lifestyle Aggressive Portfolio
Blue Chip Growth	4,485,290	$252,700,922	—	$(451,336)	$15,541	$(29,794,756)	—	—	$222,470,371
Capital Appreciation	7,108,075	118,548,828	$3,415,506	—	—	(16,480,508)	—	—	105,483,826
Capital Appreciation Value	7,660,001	80,546,510	—	(345,970)	5,623	(2,380,555)	—	—	77,825,608
Disciplined Value	7,777,857	190,615,484	—	(7,773,252)	272,588	675,950	—	—	183,790,770
Disciplined Value International	13,492,626	203,514,944	—	(13,564,346)	1,278,555	(3,951,499)	—	—	187,277,654
Diversified Macro	3,906,595	38,792,465	—	(4,411,174)	(306,701)	4,210,036	—	—	38,284,626
Diversified Real Assets	13,219,177	181,796,341	—	(24,612,098)	2,759,332	15,607,093	—	—	175,550,668
Emerging Markets Debt	2,228,956	19,815,790	236,582	(29,352)	(2,635)	(1,564,628)	$236,586	—	18,455,757
Emerging Markets Equity	20,922,257	253,570,261	1,705,964	—	—	(36,638,636)	—	—	218,637,589
Equity Income	13,524,622	304,205,878	863,052	(18,168,389)	727,835	6,126,408	863,052	—	293,754,784
Financial Industries	2,969,433	60,468,288	—	(3,355,682)	217,895	(1,920,890)	—	—	55,409,611
Fundamental Large Cap Core	3,940,384	298,287,076	—	—	—	(19,465,497)	—	—	278,821,579
Global Equity	3,137,395	40,399,481	821,164	(428,636)	6,530	(2,836,064)	—	—	37,962,475
|	9

							Dividends and distributions
Affiliate	Ending share amount	Beginning value	Cost of purchases	Proceeds from shares sold	Realized gain (loss)	Change in unrealized appreciation (depreciation)	Income distributions received	Capital gain distributions received	Ending value
Global Thematic Opportunities	6,336,940	$90,898,171	—	$(26,447)	$941	$(12,611,452)	—	—	$78,261,213
Health Sciences	10,508,435	60,003,165	—	—	—	(5,569,471)	—	—	54,433,694
High Yield	2,881,613	9,973,268	$128,714	(219,632)	(6,271)	(482,020)	$126,184	—	9,394,059
International Dynamic Growth	3,845,889	50,045,401	366,325	—	—	(8,260,777)	—	—	42,150,949
International Growth	3,286,118	114,422,617	—	—	—	(15,576,198)	—	—	98,846,419
International Small Company	10,154,133	121,037,263	—	—	—	(9,240,261)	—	—	111,797,002
International Strategic Equity Allocation	30,201,803	321,192,561	—	(144,206)	555	(21,145,006)	—	—	299,903,904
Mid Cap Growth	10,984,930	216,607,037	6,386,382	—	—	(33,063,980)	—	—	189,929,439
Mid Value	14,163,044	286,733,007	—	(22,228,179)	190,401	12,050,646	—	—	276,745,875
Multifactor Emerging Markets ETF	2,676,921	75,152,297	2,432,851	(4,941)	(879)	(3,642,770)	—	—	73,936,558
Science & Technology	15,403,324	29,118,971	1,226,389	—	—	(4,313,743)	—	—	26,031,617
Small Cap Core	7,776,672	134,113,181	—	(2,086,192)	(67,893)	(3,877,313)	—	—	128,081,783
Small Cap Growth	4,433,473	91,905,889	—	—	—	(16,448,184)	—	—	75,457,705
Small Cap Value	4,663,033	107,994,555	—	(2,850,318)	73,350	(2,071,296)	—	—	103,146,291
U.S. Sector Rotation	19,803,652	205,244,029	—	(1,273,792)	44,263	(9,344,601)	—	—	194,669,899
					$5,209,030	$(222,009,972)	$1,225,822	—	$3,656,511,725
Multimanager Lifestyle Growth Portfolio
Absolute Return Currency	7,929,034	$81,509,511	—	$(806,136)	$(7,645)	$(7,114,291)	—	—	$73,581,439
Blue Chip Growth	10,225,709	574,982,157	$100,000	—	—	(67,886,968)	—	—	507,195,189
Bond	36,949,401	598,586,202	4,775,182	(6,330,146)	(443,867)	(40,498,893)	$4,775,182	—	556,088,478
Capital Appreciation	17,988,772	301,213,018	7,801,766	—	—	(42,061,405)	—	—	266,953,379
Capital Appreciation Value	37,394,290	393,168,678	—	(1,648,887)	26,798	(11,620,605)	—	—	379,925,984
Disciplined Value	18,117,166	444,007,403	—	(18,350,436)	877,217	1,574,451	—	—	428,108,635
Disciplined Value International	30,714,459	461,542,617	—	(29,126,854)	2,906,439	(9,005,513)	—	—	426,316,689
Diversified Macro	8,230,931	81,749,858	—	(9,291,179)	(667,974)	8,872,419	—	—	80,663,124
Diversified Real Assets	29,474,665	405,959,935	—	(55,755,949)	7,808,645	33,410,919	—	—	391,423,550
Emerging Markets Debt	24,203,962	214,848,726	2,567,842	—	—	(17,007,759)	2,567,888	—	200,408,809
10	|

							Dividends and distributions
Affiliate	Ending share amount	Beginning value	Cost of purchases	Proceeds from shares sold	Realized gain (loss)	Change in unrealized appreciation (depreciation)	Income distributions received	Capital gain distributions received	Ending value
Emerging Markets Equity	38,004,670	$462,658,711	$1,382,800	—	—	$(66,892,709)	—	—	$397,148,802
Equity Income	30,829,010	694,473,406	1,982,216	$(42,757,638)	$1,931,621	13,976,487	$1,982,216	—	669,606,092
Financial Industries	6,956,487	141,016,506	—	(7,219,781)	489,727	(4,478,396)	—	—	129,808,056
Floating Rate Income	25,969,815	215,966,563	2,097,548	(4,108,312)	(16,091)	(3,584,206)	2,097,548	—	210,355,502
Fundamental Global Franchise	10,379,644	140,973,580	—	(1,063,028)	(22,030)	(13,464,457)	—	—	126,424,065
Fundamental Large Cap Core	7,122,955	539,207,700	—	—	—	(35,187,398)	—	—	504,020,302
Global Equity	13,373,369	174,581,998	—	(462,154)	14,863	(12,316,946)	—	—	161,817,761
Global Thematic Opportunities	13,757,401	197,341,635	—	(60,506)	2,152	(27,379,380)	—	—	169,903,901
Health Sciences	24,462,014	138,792,645	770,703	—	—	(12,850,115)	—	—	126,713,233
High Yield	51,345,954	177,768,262	2,294,793	(3,963,202)	(68,699)	(8,643,344)	2,294,793	—	167,387,810
International Dynamic Growth	8,626,818	111,735,289	1,157,264	—	—	(18,342,623)	—	—	94,549,930
International Growth	6,670,546	232,310,573	—	(42,153)	1,526	(31,619,936)	—	—	200,650,010
International Small Company	22,687,533	270,639,957	—	(204,559)	8,409	(20,654,064)	—	—	249,789,743
International Strategic Equity Allocation	68,536,603	732,836,619	—	(4,295,593)	112,098	(48,084,651)	—	—	680,568,473
Mid Cap Growth	24,729,057	487,418,096	14,252,477	—	—	(74,105,173)	—	—	427,565,400
Mid Value	32,276,974	653,645,385	—	(51,368,538)	2,471,507	25,943,714	—	—	630,692,068
Multifactor Emerging Markets ETF	6,925,577	198,586,439	2,465,653	(60,094)	(8,682)	(9,698,879)	—	—	191,284,437
Science & Technology	36,762,235	70,096,469	2,386,099	—	—	(10,354,390)	—	—	62,128,178
Small Cap Core	18,324,316	315,600,020	—	(4,513,452)	(131,129)	(9,153,954)	—	—	301,801,485
Small Cap Growth	8,749,331	181,373,630	—	—	—	(32,460,018)	—	—	148,913,612
Small Cap Value	10,076,581	231,064,382	—	(3,947,150)	162,653	(4,385,919)	—	—	222,893,966
Strategic Income Opportunities	29,723,543	334,030,626	2,827,388	(5,731,635)	(241,913)	(16,409,384)	2,827,389	—	314,475,082
U.S. Sector Rotation	42,744,977	443,172,929	—	(2,916,554)	101,347	(20,174,595)	—	—	420,183,127
					$15,306,972	$(591,657,981)	$16,545,016	—	$9,919,346,311
Multimanager Lifestyle Balanced Portfolio
Absolute Return Currency	9,727,125	$101,287,060	—	$(2,303,591)	$(25,853)	$(8,689,892)	—	—	$90,267,724
Blue Chip Growth	6,538,512	364,699,430	$2,708,466	—	—	(43,097,681)	—	—	324,310,215
|	11

							Dividends and distributions
Affiliate	Ending share amount	Beginning value	Cost of purchases	Proceeds from shares sold	Realized gain (loss)	Change in unrealized appreciation (depreciation)	Income distributions received	Capital gain distributions received	Ending value
Bond	55,530,056	$898,441,560	$7,194,754	$(8,250,831)	$(704,121)	$(60,954,017)	$7,194,753	—	$835,727,345
Capital Appreciation	10,267,725	166,776,486	8,894,740	—	—	(23,298,194)	—	—	152,373,032
Capital Appreciation Value	39,796,767	418,643,356	—	(1,969,320)	32,006	(12,370,888)	—	—	404,335,154
Core Bond	7,996,575	103,515,062	105,758	(992,547)	(26,631)	(6,402,849)	105,758	—	96,198,793
Disciplined Value	10,898,650	273,416,674	—	(17,454,631)	835,522	737,539	—	—	257,535,104
Disciplined Value International	23,653,004	356,854,372	—	(23,957,037)	743,914	(5,337,558)	—	—	328,303,691
Diversified Macro	10,025,568	102,238,848	—	(14,156,680)	(981,377)	11,149,772	—	—	98,250,563
Diversified Real Assets	19,965,796	281,496,671	—	(44,814,955)	9,296,867	19,167,187	—	—	265,145,770
Emerging Markets Debt	40,642,819	360,769,769	4,311,870	—	—	(28,559,095)	4,311,948	—	336,522,544
Emerging Markets Equity	22,327,358	272,840,317	—	—	—	(39,519,424)	—	—	233,320,893
Equity Income	18,545,374	427,645,572	1,205,729	(35,997,564)	4,951,889	4,999,899	1,205,730	—	402,805,525
Financial Industries	5,131,913	104,522,509	—	(5,862,269)	421,655	(3,320,392)	—	—	95,761,503
Floating Rate Income	43,677,597	363,869,595	3,528,823	(7,556,700)	(29,745)	(6,023,436)	3,528,822	—	353,788,537
Fundamental Global Franchise	9,634,673	131,373,171	—	(1,507,780)	36,667	(12,551,741)	—	—	117,350,317
Fundamental Large Cap Core	4,174,060	315,976,324	—	—	—	(20,619,855)	—	—	295,356,469
Global Equity	15,195,062	199,112,895	—	(1,270,423)	34,398	(14,016,616)	—	—	183,860,254
Global Shareholder Yield	4,203,018	52,118,587	215,467	(3,203,813)	97,525	(136,518)	215,466	—	49,091,248
Global Thematic Opportunities	7,269,524	104,258,026	—	(13,048)	464	(14,466,816)	—	—	89,778,626
Health Sciences	18,763,520	103,287,998	3,350,109	—	—	(9,443,074)	—	—	97,195,033
High Yield	94,888,568	328,412,783	4,256,495	(7,164,214)	(196,118)	(15,972,215)	4,256,494	—	309,336,731
International Dynamic Growth	6,439,082	82,556,422	1,659,972	—	—	(13,644,057)	—	—	70,572,337
International Growth	5,249,431	182,785,172	—	—	—	(24,882,301)	—	—	157,902,871
International Small Company	12,245,070	145,961,237	—	—	—	(11,143,014)	—	—	134,818,223
International Strategic Equity Allocation	42,876,182	458,412,116	—	(2,598,217)	26,931	(30,080,339)	—	—	425,760,491
Mid Cap Growth	16,476,123	322,261,002	11,660,149	—	—	(49,048,978)	—	—	284,872,173
Mid Value	21,523,054	449,254,006	—	(48,124,229)	614,240	18,816,454	—	—	420,560,471
Multi-Asset High Income	4,919,947	52,129,013	460,209	(1,482,644)	(36,821)	(1,968,689)	460,208	—	49,101,068
12	|

							Dividends and distributions
Affiliate	Ending share amount	Beginning value	Cost of purchases	Proceeds from shares sold	Realized gain (loss)	Change in unrealized appreciation (depreciation)	Income distributions received	Capital gain distributions received	Ending value
Multifactor Emerging Markets ETF	4,349,732	$118,869,200	$9,346,499	$(2,412,676)	$(138,720)	$(5,524,705)	—	—	$120,139,598
Science & Technology	26,400,031	49,934,677	2,201,954	—	—	(7,520,578)	—	—	44,616,053
Short Duration Bond	18,784,412	192,250,889	1,399,560	(7,246,699)	(230,926)	(5,466,785)	$1,399,550	—	180,706,039
Small Cap Core	11,559,330	202,510,790	—	(6,219,883)	(281,472)	(5,627,275)	—	—	190,382,160
Small Cap Growth	6,085,490	126,152,212	—	—	—	(22,577,169)	—	—	103,575,043
Small Cap Value	7,103,229	167,753,123	—	(7,577,654)	229,833	(3,281,883)	—	—	157,123,419
Strategic Income Opportunities	66,944,540	753,026,811	6,386,170	(13,494,174)	(621,307)	(37,024,271)	6,386,171	—	708,273,229
U.S. Sector Rotation	38,408,724	400,840,834	—	(5,045,653)	(32,966)	(18,204,459)	—	—	377,557,756
					$14,015,854	$(505,903,913)	$29,064,900	—	$8,842,576,002
Multimanager Lifestyle Moderate Portfolio
Absolute Return Currency	3,595,425	$37,168,460	$287,699	$(887,986)	$(19,407)	$(3,183,222)	—	—	$33,365,544
Blue Chip Growth	1,137,333	61,086,022	4,950,625	(2,410,334)	(252,670)	(6,961,912)	—	—	56,411,731
Bond	22,844,151	369,244,025	3,282,781	(3,417,007)	(248,161)	(25,057,161)	$2,952,030	—	343,804,477
Capital Appreciation	1,760,571	28,001,539	3,480,018	(1,344,058)	(178,340)	(3,832,280)	—	—	26,126,879
Capital Appreciation Value	11,850,010	125,680,445	—	(1,574,516)	(8,634)	(3,701,197)	—	—	120,396,098
Core Bond	18,595,862	241,685,214	583,678	(3,610,345)	(94,430)	(14,855,893)	245,566	—	223,708,224
Disciplined Value	2,056,699	51,567,255	—	(3,265,049)	157,434	140,163	—	—	48,599,803
Disciplined Value International	4,060,649	61,550,743	61,227	(4,475,278)	27,892	(802,772)	—	—	56,361,812
Diversified Macro	3,628,754	37,071,886	—	(5,207,937)	(118,657)	3,816,494	—	—	35,561,786
Diversified Real Assets	3,860,142	54,389,463	—	(8,623,809)	1,787,076	3,709,949	—	—	51,262,679
Emerging Markets Debt	17,192,472	152,592,661	1,965,889	(132,314)	(16,577)	(12,055,987)	1,822,770	—	142,353,672
Emerging Markets Equity	2,530,066	29,583,520	1,171,913	—	—	(4,316,245)	—	—	26,439,188
Equity Income	3,500,118	80,659,574	225,105	(6,744,201)	723,780	1,158,296	225,105	—	76,022,554
Floating Rate Income	18,282,986	153,348,071	1,482,617	(4,194,895)	(218,240)	(2,325,368)	1,482,616	—	148,092,185
Fundamental Global Franchise	2,819,544	37,853,443	474,195	(358,950)	8,729	(3,635,374)	—	—	34,342,043
Fundamental Large Cap Core	820,791	60,794,430	1,308,973	(48,512)	(5,328)	(3,970,392)	—	—	58,079,171
Global Equity	4,960,959	65,172,558	152,658	(740,541)	(100,726)	(4,456,344)	—	—	60,027,605
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							Dividends and distributions
Affiliate	Ending share amount	Beginning value	Cost of purchases	Proceeds from shares sold	Realized gain (loss)	Change in unrealized appreciation (depreciation)	Income distributions received	Capital gain distributions received	Ending value
Global Shareholder Yield	2,986,909	$36,259,642	$150,971	$(1,498,999)	$47,853	$(72,366)	$150,971	—	$34,887,101
High Yield	41,276,591	142,769,320	1,855,159	(3,015,158)	(113,533)	(6,934,103)	1,855,159	—	134,561,685
Infrastructure	985,775	15,029,622	24,380	(961,034)	123,419	(50,800)	24,381	—	14,165,587
International Growth	1,565,962	53,558,513	859,878	(2,187)	(341)	(7,311,724)	—	—	47,104,139
International Small Company	2,153,480	25,683,913	1,287	(15,801)	(1,206)	(1,958,375)	—	—	23,709,818
International Strategic Equity Allocation	9,816,185	105,376,564	—	(1,023,180)	17,748	(6,896,413)	—	—	97,474,719
Mid Cap Growth	3,623,735	67,626,393	7,591,829	(2,171,186)	(1,112,242)	(9,280,408)	—	—	62,654,386
Mid Value	3,862,337	80,559,468	—	(8,548,310)	(199,247)	3,658,145	—	—	75,470,056
Multi-Asset High Income	4,280,451	45,324,553	400,171	(1,264,924)	(28,427)	(1,712,474)	400,171	—	42,718,899
Multifactor Emerging Markets ETF	1,012,446	23,778,765	5,780,467	(587,025)	(25,245)	(983,203)	—	—	27,963,759
Short Duration Bond	10,775,427	109,736,786	1,110,293	(3,938,496)	(118,309)	(3,130,667)	798,052	—	103,659,607
Small Cap Core	646,221	11,331,138	—	(355,681)	9,063	(341,264)	—	—	10,643,256
Small Cap Growth	1,561,407	32,077,262	241,338	—	—	(5,743,457)	—	—	26,575,143
Small Cap Value	1,411,877	33,451,557	—	(1,610,642)	113,388	(723,584)	—	—	31,230,719
Strategic Income Opportunities	22,833,654	256,703,159	2,179,635	(4,453,910)	(182,225)	(12,666,600)	2,179,636	—	241,580,059
U.S. Sector Rotation	7,039,275	73,416,711	—	(897,490)	12,604	(3,335,752)	—	—	69,196,073
					$(12,959)	$(137,812,290)	$12,136,457	—	$2,584,550,457
Multimanager Lifestyle Conservative Portfolio
Absolute Return Currency	6,588,098	$66,678,463	$3,408,692	$(3,389,821)	$(29,058)	$(5,530,725)	—	—	$61,137,551
Blue Chip Growth	406,722	22,734,164	3,655,771	(3,498,482)	(739,442)	(1,978,586)	—	—	20,173,425
Bond	26,807,764	434,126,017	4,293,978	(5,230,845)	(413,740)	(29,318,562)	$3,470,282	—	403,456,848
Capital Appreciation Value	4,794,428	50,845,281	885,325	(1,521,389)	(21,073)	(1,476,752)	—	—	48,711,392
Core Bond	24,381,090	317,526,241	1,308,163	(5,898,895)	(194,141)	(19,436,856)	321,360	—	293,304,512
Disciplined Value	511,802	12,998,278	328,361	(1,318,280)	56,145	29,378	—	—	12,093,882
Disciplined Value International	1,545,248	23,119,609	1,162,516	(2,594,687)	(9,779)	(229,616)	—	—	21,448,043
Emerging Markets Debt	18,721,785	165,744,976	2,632,237	(236,873)	(20,575)	(13,103,383)	1,982,592	—	155,016,382
Emerging Markets Equity	2,173,139	21,638,793	4,381,142	(271,780)	(85,844)	(2,953,014)	—	—	22,709,297
Equity Income	876,121	20,329,771	478,581	(2,259,811)	157,277	323,531	56,322	—	19,029,349
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							Dividends and distributions
Affiliate	Ending share amount	Beginning value	Cost of purchases	Proceeds from shares sold	Realized gain (loss)	Change in unrealized appreciation (depreciation)	Income distributions received	Capital gain distributions received	Ending value
Floating Rate Income	19,509,731	$165,744,976	$1,594,615	$(6,560,629)	$(464,548)	$(2,285,596)	$1,594,615	—	$158,028,818
Fundamental Global Franchise	1,389,721	18,115,986	1,507,464	(988,050)	(58,420)	(1,650,175)	—	—	16,926,805
Fundamental Large Cap Core	159,067	12,081,236	648,465	(699,562)	(25,942)	(748,615)	—	—	11,255,582
Global Equity	1,937,279	24,149,181	1,705,655	(810,607)	(112,068)	(1,491,086)	—	—	23,441,075
Global Shareholder Yield	1,260,848	15,727,625	253,446	(1,244,356)	67,197	(77,212)	63,890	—	14,726,700
High Yield	43,783,959	152,436,986	2,527,492	(4,733,039)	(160,160)	(7,335,573)	1,975,081	—	142,735,706
Infrastructure	2,738,799	42,031,474	183,973	(3,043,468)	425,714	(241,154)	67,392	—	39,356,539
International Growth	645,940	20,963,715	1,785,749	(450,050)	(106,605)	(2,762,934)	—	—	19,429,875
International Strategic Equity Allocation	6,080,368	64,972,031	2,761,018	(3,267,182)	17,866	(4,105,676)	—	—	60,378,057
Mid Cap Growth	1,430,258	27,356,390	5,976,708	(4,495,049)	(2,050,357)	(2,058,533)	—	—	24,729,159
Mid Value	1,587,807	33,435,850	1,153,202	(5,009,386)	(247,165)	1,693,257	—	—	31,025,758
Multi-Asset High Income	4,540,373	48,392,694	424,587	(1,644,183)	(40,069)	(1,820,106)	424,586	—	45,312,923
Short Duration Bond	11,666,128	120,981,735	1,025,532	(6,200,356)	(214,386)	(3,364,378)	875,069	—	112,228,147
Small Cap Growth	1,188,469	22,920,111	1,431,485	—	—	(4,123,852)	—	—	20,227,744
Small Cap Value	1,063,984	25,371,849	—	(1,396,999)	(123,344)	(316,170)	—	—	23,535,336
Strategic Income Opportunities	21,399,472	241,842,487	2,048,193	(5,396,884)	41,108	(12,128,493)	2,048,193	—	226,406,411
U.S. Sector Rotation	2,825,950	29,664,721	1,267,380	(1,823,085)	(26,055)	(1,303,874)	—	—	27,779,087
					$(4,377,464)	$(117,794,755)	$12,879,382	—	$2,054,604,403
For additional information on the portfolios’ significant accounting policies and risks, please refer to the portfolios’ most recent semiannual or annual shareholder report and prospectus.
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